Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Jun. 30, 2011	$ (2,254)	$ 38	$ 4,304	$ (6,596)
Balance (in shares) at Jun. 30, 2011		37,539
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense	203		203
Stock options exercised	88		88
Stock options exercised (in shares)		67
Redemption of Common Stock	(27,371)	(6)	(4,595)	(22,770)
Redemption of Common Stock (in shares)		(5,618)
Net income (loss)	1,688			1,688
Balance at Jun. 30, 2012	(27,646)	32		(27,678)
Balance (in shares) at Jun. 30, 2012		31,988
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense	523		523
Stock options exercised	76		76
Stock options exercised (in shares)		33
Redemption of Common Stock	(162)		(162)
Redemption of Common Stock (in shares)		(33)
Net income (loss)	617			617
Balance at Jun. 30, 2013	(26,592)	32	437	(27,061)
Balance (in shares) at Jun. 30, 2013	31,988	31,988
Increase (Decrease) in Stockholders' Equity
Initial public offering, net of issuance costs	81,927	6	81,921
Initial public offering, net of issuance costs (in shares)		5,367
Conversion of redeemable convertible preferred stock	36,573	12	36,561
Number of shares of common stock issued on automatic conversion of outstanding preferred stock		11,933
Capital contribution	1,052		1,052
Vesting of restricted shares (in shares)		276
Stock-based compensation expense	5,284		5,284
Net income (loss)	(7,110)			(7,110)
Balance at Jun. 30, 2014	91,134	50	125,255	(34,171)
Balance (in shares) at Jun. 30, 2014	49,564	49,564
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense	3,445		3,445
Stock options exercised	66		66
Stock options exercised (in shares)		13
Net income (loss)	(4,875)			(4,875)
Balance at Sep. 30, 2014	$ 89,770	$ 50	$ 128,766	$ (39,046)
Balance (in shares) at Sep. 30, 2014	49,577	49,577